PROVISIONS - Changes in provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movement in provisions [Roll Forward]
Balance at beginning of period	€ 206,212
Additional provisions	94,662
Utilizations and other changes	(71,981)
Releases	(40,195)
Translation differences	(2,488)
Reclassification and other movements	(1,729)
Balance at end of period	184,481	€ 206,212
Warranty and recall campaigns provision
Movement in provisions [Roll Forward]
Balance at beginning of period	152,178
Additional provisions	67,613
Utilizations and other changes	(58,753)
Releases	(22,987)
Translation differences	(1,255)
Reclassification and other movements	0
Balance at end of period	136,796	152,178
Legal proceedings and disputes
Movement in provisions [Roll Forward]
Balance at beginning of period	11,899
Additional provisions	7,311
Utilizations and other changes	(4,951)
Releases	(796)
Translation differences	(387)
Reclassification and other movements	(155)
Balance at end of period	12,921	11,899
Environmental and other risks
Movement in provisions [Roll Forward]
Balance at beginning of period	42,135
Additional provisions	19,738	14,716	€ 26,526
Utilizations and other changes	(8,277)
Releases	(16,412)
Translation differences	(846)
Reclassification and other movements	(1,574)
Balance at end of period	€ 34,764	€ 42,135